Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net (loss)/income	$ 86,872	$ 54,878	$ (29,216)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Realized loss on cross currency interest rate swap	0	6,270	0
Unrealized (gain)/loss on non-designated derivative instruments	7,282	(25,124)	(791)
Depreciation and amortization	129,202	126,220	88,486
Payment of drydocking costs	(12,424)	(18,338)	(19,944)
Impairment losses on vessels	0	0	63,581
Profit from sale of vessel	(4,797)	(4,721)	0
Share-based compensation expense	1,284	869	1,373
Amortization of deferred financing costs	3,716	3,863	3,668
Share of results of equity method investments	(20,607)	(25,794)	(11,147)
Deferred taxes	2,363	3,842	0
Changes in operating assets and liabilities
Accounts receivable	(16,408)	13,661	(7,874)
Insurance claim receivable	400	(3,858)	(8,007)
Bunkers and lubricant oils	(496)	3,958	(2,703)
Accrued income, prepaid expenses and other current assets	11,013	(9,541)	36,566
Accounts payable, accrued interest, accrued expenses and other liabilities	4,501	6,636	3,211
Amounts to/(from) related parties	(17,039)	1,204	(16,412)
Net cash provided by operating activities	174,702	130,308	97,941
Cash flows from investing activities
Additions to vessels and equipment	(191,727)	(45,719)	(3,150)
Contributions to equity method investments	(36,558)	0	(4,000)
Distributions from equity method investments	30,790	27,469	16,183
Purchase of other property, plant and equipment and intangibles	(233)	(50)	(390)
Cash acquired with investment in Ultragas	0	0	17,477
Net proceeds from sale of vessel	20,720	38,762	4,530
Insurance recoveries	527	9,263	2,407
Net cash provided by/(used in) investing activities	(176,481)	29,725	33,057
Cash flows from financing activities
Proceeds from secured term loan facilities and revolving credit facilities	323,561	139,273	18,000
Direct financing cost of secured term loan and revolving credit facilities	(3,548)	(1,874)	(26)
Repayment of senior bonds	0	(61,564)	0
Repurchase of share capital	(48,736)	(5,485)	0
Settlement of derivatives	0	(11,322)	0
Repayments under operating lease obligations	(289)	0	0
Purchase of senior unsecured bonds	(9,000)	0	0
Repayment of secured term loan facilities and revolving credit facilities	(268,311)	(186,430)	(77,726)
Repayment of refinancing of vessel to related parties	(6,798)	(6,738)	(6,342)
Cash received from non-controlling interest	27,265	5,915	0
Dividends paid	(7,334)	0	0
Net cash (used) in/provided by financing activities	6,810	(128,225)	(66,094)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	17	(2,837)	48
Net increase in cash, cash equivalents and restricted cash	5,048	28,971	64,952
Cash, cash equivalents and restricted cash at beginning of year	153,194	124,223	59,271
Cash, cash equivalents and restricted cash at end of year	158,242	153,194	124,223
Supplemental Information
Total interest paid during the year, net of amounts capitalized	62,109	48,600	33,023
Total tax paid during the year	1,802	2,438	579
Senior Secured Bonds [Member]
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Realized loss on cross currency interest rate swap	0	(6,589)	(2,146)
Other [Member]
Adjustments to reconcile net income/(loss) to net cash provided by operating activities
Other unrealized foreign exchange loss/(gain)	$ (160)	$ 2,872	$ (704)